Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.
Long-Term Contracts
Due to the nature of the natural gas distribution business, the Company has entered into agreements with both suppliers and pipelines to contract for natural gas commodity purchases, storage capacity and pipeline delivery capacity.
The Company obtains most of its regulated natural gas supply through an asset management contract between Roanoke Gas and a 3rd party asset manager. The current asset management contract expired October 31, 2013, and the Company has entered into a contract with a new asset manager effective November 1, 2013 to provide gas management services through March 2017. The Company utilizes an asset manager to optimize the use of its transportation, storage rights, and gas supply inventories which helps to ensure a secure and reliable source of natural gas. Under the asset management contract, the Company has designated the asset manager as agent for their storage capacity and all gas balances in storage. The asset manager provides agency service and manages the utilization of storage assets and the corresponding withdrawals from and injections into storage. The Company retains ownership of gas in storage. Under provisions of this contract, the Company is obligated to purchase its winter storage requirements during the spring and summer injection periods at market price. The table below details the volumetric obligations as of September 30, 2013 for the remainder of the contract period.

Years	Natural Gas Contracts (In Decatherms)
2013-2014	2,093,062
2014-2015	2,071,061
2015-2016	2,071,061
2016-2017	295,866
Total	6,531,050

The Company also has contracts for pipeline and storage capacity which extend for various periods. These capacity costs and related fees are valued at tariff rates in place as of September 30, 2013. These rates may increase or decrease in the future based upon rate filings and rate orders granting a rate change to the pipeline or storage operator. Roanoke Gas is currently served directly by two primary pipelines. These two pipelines deliver all the natural gas supplied to the Company’s customers. Depending upon weather conditions and the level of customer demand, failure of either of these transmission pipelines could have a major adverse impact on the Company. The Company expended approximately $35,348,000, $26,794,000 and $39,951,000 under the asset management, pipeline and storage contracts for Roanoke Gas in fiscal years 2013, 2012 and 2011, respectively. The table below details the pipeline and storage capacity obligations as of September 30, 2013 for the remainder of the contract period.

Year	Pipeline and Storage Capacity
2013-2014	$11,328,754
2014-2015	10,411,414
2015-2016	10,353,922
2016-2017	8,979,400
2017-2018	6,851,208
Thereafter	7,574,341
Total	$55,499,039

Other Contracts
The Company maintains other agreements in the ordinary course of business covering various lease, maintenance, equipment and service contracts. These agreements currently extend through March 2020 and are not material to the Company.

Legal
From time to time, the Company may become involved in litigation or claims arising out of its operations in the normal course of business. Management currently believes the amount of ultimate liability, if any, with respect to these actions will not materially affect the Company's financial position, results of operations, or liquidity.
Environmental Matters
Both Roanoke Gas Company and a previously owned gas subsidiary operated manufactured gas plants (MGPs) as a source of fuel for lighting and heating until the early 1950’s. A by-product of operating MGPs was coal tar, and the potential exists for on-site tar waste contaminants at the former plant sites. While the company does not currently recognize any commitments or contingencies related to environmental costs at either site, should the Company ever be required to remediate either site, it will pursue all prudent and reasonable means to recover any related costs, including the use of insurance claims and regulatory approval for rate case recognition of expenses associated with any work required.